Note 7 - Investment Securities Available for Sale (Details Textual)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	12	3
Percentage of Aggregate Depreciation Held by Debt Securities	0.65%
Proceeds from Sale of Available-for-sale Securities		$ 1,721,000
Other than Temporary Impairment Losses, Investments	0
Asset Impairment Charges	$ 0	$ 0
Bond Funds [Member]
Available-for-sale Securties Sold	0	2
Proceeds from Sale of Available-for-sale Securities		$ 1,700,000
Available-for-sale Securities, Gross Realized Losses		75,000
Available-for-sale Securities, Gross Realized Gains		$ 0